Portfolio of Investments
Wanger Select, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.3%
Issuer	Shares	Value ($)
Communication Services 4.4%
Entertainment 3.4%
Live Nation Entertainment, Inc.(a)	10,230	777,889
Roblox Corp., Class A(a)	16,683	597,919
Take-Two Interactive Software, Inc.(a)	8,088	881,592
Total		2,257,400
Media 1.0%
Trade Desk, Inc. (The), Class A(a)	10,958	654,740
Total Communication Services		2,912,140
Consumer Discretionary 16.9%
Auto Components 1.0%
Dorman Products, Inc.(a)	7,602	624,276
Diversified Consumer Services 1.8%
Bright Horizons Family Solutions, Inc.(a)	12,683	731,175
Chegg, Inc.(a)	22,923	482,988
Total		1,214,163
Hotels, Restaurants & Leisure 6.6%
Churchill Downs, Inc.	7,140	1,314,831
Planet Fitness, Inc., Class A(a)	17,658	1,018,161
Wingstop, Inc.	15,831	1,985,524
Total		4,318,516
Household Durables 2.3%
Skyline Champion Corp.(a)	28,778	1,521,493
Internet & Direct Marketing Retail 1.1%
Etsy, Inc.(a)	7,548	755,781
Specialty Retail 4.1%
Five Below, Inc.(a)	9,957	1,370,780
Floor & Decor Holdings, Inc., Class A(a)	7,241	508,753
Williams-Sonoma, Inc.	6,877	810,454
Total		2,689,987
Total Consumer Discretionary		11,124,216
Consumer Staples 3.0%
Food & Staples Retailing 1.2%
BJ’s Wholesale Club Holdings, Inc.(a)	10,388	756,350
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 1.8%
WD-40 Co.	6,817	1,198,020
Total Consumer Staples		1,954,370
Energy 3.5%
Oil, Gas & Consumable Fuels 3.5%
Antero Resources Corp.(a)	19,946	608,951
Devon Energy Corp.	15,127	909,586
Diamondback Energy, Inc.	6,712	808,528
Total		2,327,065
Total Energy		2,327,065
Financials 5.1%
Banks 1.5%
Lakeland Financial Corp.	7,721	562,166
Pinnacle Financial Partners, Inc.	4,905	397,796
Total		959,962
Capital Markets 3.1%
Ares Management Corp., Class A	13,604	842,768
GCM Grosvenor, Inc., Class A(b)	84,957	670,311
Houlihan Lokey, Inc., Class A	7,314	551,329
Total		2,064,408
Insurance 0.5%
Ryan Specialty Holdings, Inc., Class A(a)	8,349	339,136
Total Financials		3,363,506
Health Care 18.4%
Biotechnology 3.0%
Insmed, Inc.(a)	21,946	472,717
Intellia Therapeutics, Inc.(a)	4,767	266,761
Iovance Biotherapeutics, Inc.(a)	16,949	162,372
Natera, Inc.(a)	24,550	1,075,781
Total		1,977,631
Health Care Equipment & Supplies 3.4%
Axonics, Inc.(a)	10,523	741,240
Inspire Medical Systems, Inc.(a)	2,142	379,927
Insulet Corp.(a)	4,786	1,097,908
Total		2,219,075
Wanger Select | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Wanger Select, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 4.5%
Amedisys, Inc.(a)	10,278	994,807
Chemed Corp.	3,730	1,628,369
P3 Health Partners, Inc., Class A(a),(b)	65,119	300,850
Total		2,924,026
Health Care Technology 1.4%
Doximity, Inc., Class A(a),(b)	30,790	930,474
Life Sciences Tools & Services 4.8%
Bio-Techne Corp.	5,307	1,507,188
Repligen Corp.(a)	8,905	1,666,214
Total		3,173,402
Pharmaceuticals 1.3%
Catalent, Inc.(a)	11,799	853,776
Total Health Care		12,078,384
Industrials 23.1%
Aerospace & Defense 3.1%
Axon Enterprise, Inc.(a)	8,513	985,380
Curtiss-Wright Corp.	7,596	1,057,059
Total		2,042,439
Building Products 0.9%
Simpson Manufacturing Co., Inc.	4,337	340,021
Trex Company, Inc.(a)	6,268	275,416
Total		615,437
Commercial Services & Supplies 1.0%
Rollins, Inc.	19,923	690,930
Electrical Equipment 4.1%
AMETEK, Inc.	12,230	1,387,004
Atkore, Inc.(a)	6,713	522,339
Generac Holdings, Inc.(a)	4,617	822,472
Total		2,731,815
Machinery 5.9%
Evoqua Water Technologies Corp.(a)	15,335	507,129
Ingersoll Rand, Inc.	15,804	683,681
Kornit Digital Ltd.(a)	12,669	337,122
Middleby Corp. (The)(a)	9,794	1,255,297
SPX Technologies, Inc.(a)	19,405	1,071,544
Total		3,854,773
Common Stocks (continued)
Issuer	Shares	Value ($)
Professional Services 6.1%
Booz Allen Hamilton Holding Corp.	12,638	1,167,119
CoStar Group, Inc.(a)	27,365	1,905,972
ICF International, Inc.	8,596	937,136
Total		4,010,227
Trading Companies & Distributors 2.0%
SiteOne Landscape Supply, Inc.(a)	12,336	1,284,671
Total Industrials		15,230,292
Information Technology 18.3%
Electronic Equipment, Instruments & Components 2.2%
CDW Corp.	9,096	1,419,704
IT Services 3.1%
DigitalOcean Holdings, Inc.(a)	9,580	346,509
Endava PLC, ADR(a)	5,928	477,975
MongoDB, Inc.(a)	3,297	654,652
VeriSign, Inc.(a)	3,279	569,562
Total		2,048,698
Semiconductors & Semiconductor Equipment 1.9%
Marvell Technology, Inc.	8,664	371,772
Monolithic Power Systems, Inc.	1,741	632,680
Wolfspeed, Inc.(a)	2,470	255,299
Total		1,259,751
Software 11.1%
Bill.com Holdings, Inc.(a)	5,518	730,418
Crowdstrike Holdings, Inc., Class A(a)	4,185	689,730
Datadog, Inc., Class A(a)	5,340	474,085
Five9, Inc.(a)	12,502	937,400
HubSpot, Inc.(a)	3,019	815,492
Paycom Software, Inc.(a)	5,405	1,783,596
Workiva, Inc., Class A(a)	5,709	444,160
Zscaler, Inc.(a)	8,800	1,446,456
Total		7,321,337
Total Information Technology		12,049,490

2	Wanger Select | Third Quarter Report 2022

Portfolio of Investments   (continued)
Wanger Select, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 1.7%
Chemicals 1.7%
Albemarle Corp.	2,004	529,938
Avient Corp.	19,559	592,637
Total		1,122,575
Total Materials		1,122,575
Real Estate 2.9%
Real Estate Management & Development 2.9%
Colliers International Group, Inc.	13,467	1,234,385
FirstService Corp.	5,452	648,843
Total		1,883,228
Total Real Estate		1,883,228
Total Common Stocks (Cost $78,143,678)		64,045,266

Securities Lending Collateral 2.2%
Issuer	Shares	Value ($)
Dreyfus Government Cash Management Fund, Institutional Shares, 2.748%(c),(d)	1,431,350	1,431,350
Total Securities Lending Collateral (Cost $1,431,350)		1,431,350

Money Market Funds 3.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(c),(e)	1,939,745	1,938,775
Total Money Market Funds (Cost $1,938,483)		1,938,775
Total Investments in Securities (Cost: $81,513,511)		67,415,391
Obligation to Return Collateral for Securities Loaned		(1,431,350)
Other Assets & Liabilities, Net		(186,639)
Net Assets		65,797,402

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	All or a portion of this security was on loan at September 30, 2022. The total market value of securities on loan at September 30, 2022 was $1,350,427.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(d)	Investment made with cash collateral received from securities lending activity.
(e)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	1,120,250	31,191,541	(30,373,308)	292	1,938,775	(860)	19,533	1,939,745
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Wanger Select | Third Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7067_12_A01_(11/22)